Consolidated Statements of Financial Position (Parenthetical) - $ / shares	Jun. 30, 2020	Jun. 30, 2019
Ordinary shares authorized	2,000,000,000	2,000,000,000
Ordinary shares, issued	90,472,014	90,472,014
Ordinary shares, outstanding	90,472,014	90,472,014
US$
Ordinary shares, par value	$ 0.001	$ 0.001